UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Bond Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                               Amount             Value ($)
                                                                                         ----------------------------------

Foreign Denominated Debt Obligations 75.6%
British Pound 3.9%
United Kingdom:
5.0%, 9/7/2014                                                                              1,960,000            3,803,381
9.5%, 4/18/2005                                                                             1,750,000            3,327,837
                                                                                                               -----------
(Cost $6,794,287)                                                                                                7,131,218

Canadian Dollar 0.9%
Government of Canada, Series WL43, 5.75%, 6/1/2029
(Cost $1,196,358)                                                                           1,780,000            1,640,858
                                                                                                               -----------
Euro 48.0%
Bundesrepublic Deutschland:
Series 03, 4.75%, 7/4/2034                                                                  3,280,000            4,787,621
Series 98, 5.625%, 1/4/2028                                                                 2,640,000            4,281,739
Series 97, 6.0%, 1/4/2007                                                                   7,040,000            9,784,407
Series 94, 6.25%, 1/4/2024                                                                  1,840,000            3,146,934
Series 97, 6.5%, 7/4/2027                                                                   1,530,000            2,731,777
Buoni Poliennali Del Tes:
5.0%, 2/1/2012                                                                              1,950,000            2,811,086
6.0%, 5/1/2031                                                                                450,000              760,628
Government of Finland, 2.75%, 7/4/2006                                                      6,700,000            8,787,228
Government of France:
4.0% with various maturities from 4/25/2013 until 4/25/2014                                 1,380,000            1,876,668
5.25%, 4/25/2008                                                                           11,400,000           16,018,384
5.5%, 4/25/2010                                                                             7,250,000           10,581,798
5.75%, 10/25/2032                                                                           2,360,000            3,948,960
KFW Group, 3.5%, 4/17/2009                                                                  1,700,000            2,268,848
Netherlands Government:
2.75%, 1/15/2009                                                                            2,910,000            3,788,180
7.75%, 3/1/2005                                                                             2,650,000            3,467,553
Permanent Finance PLC, Series 4A1, 5.1%, 6/10/2009                                          3,330,000            4,577,126
Republic of Argentina, 8.0%, 2/26/2008*                                                     1,630,000              626,715
Republic of Austria, Series 2, 4.65%, 1/15/2018                                             1,500,000            2,133,305
Republic of Romania, 8.5%, 5/8/2012                                                           800,000            1,339,947
                                                                                                               -----------
(Cost $75,287,496)                                                                                              87,718,904

Japanese Yen 18.5%
Export Import Bank, 2.875%, 7/28/2005                                                     790,000,000            7,729,245
Government of Japan:
Series 13, 0.5%, 6/20/2006                                                                305,000,000            2,961,635
Series 38, 0.9%, 6/20/2009                                                                253,000,000            2,488,602
Series 63, 1.8%, 6/20/2023                                                                154,000,000            1,469,425
Series 72, 2.1%, 9/20/2024                                                                298,000,000            2,951,641
Japan Finance Corp., Series INTL, 1.35%, 11/26/2013                                       752,000,000            7,341,442
Pfandbriefstelle Ost Land Hypo, 1.6%, 2/15/2011                                           870,000,000            8,806,949
                                                                                                               -----------
(Cost $30,836,586)                                                                                              33,748,939

Mexican Peso 1.1%
Mexican Fixed Rate Bonds, Series M-20, 8.0%, 12/7/2023
(Cost $2,019,468)                                                                          27,650,000            2,063,374
                                                                                                               -----------
Swedish Krona 3.2%
Kingdom of Sweden, 3.5%, 4/20/2006
(Cost $5,778,392)                                                                          40,400,000            5,871,204
                                                                                                               -----------

Total Foreign Denominated Debt Obligations (Cost $121,912,587)                                                 138,174,497
                                                                                                               -----------
US Dollar Denominated Debt Obligations 15.5% United States Dollar 15.5%
Government National Mortgage Association:
7.0% with various maturities until 2/15/2029                                                  303,947              322,956
Government of Ukraine, 7.65%, 6/11/2013                                                       490,000              537,481
Network Rail Finance PLC, 2.625%, 3/26/2008                                                 1,920,000            1,857,608
Republic of Argentina, 12.125%, 2/25/2019*                                                    720,000              223,200
Republic of Bulgaria:
Series A, Collateralized Floating Rate Interest Reduction Bond,
LIBOR plus .8125%, 3.75%**, 7/28/2012                                                         331,428              332,422
8.25%, 1/15/2015                                                                            1,505,000            1,905,631
Republic of Turkey, 11.875%, 1/15/2030                                                        780,000            1,115,400
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                          900,000              944,820
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                      1,300,000            1,212,640
The International Bank for Reconstruction and Development,
7.625%, 1/19/2023                                                                           1,550,000            2,075,038
US Treasury Bond, 7.5%, 11/15/2016                                                            930,000            1,200,609
US Treasury Note, 6.75%, 5/15/2005                                                         16,500,000           16,692,076

                                                                                                               -----------
Total US Dollar Denominated Debt Obligations (Cost $27,177,702)                                                 28,419,881

                                                                                               Shares             Value ($)
                                                                                               ------             ---------

Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $6,051,307)                                                                           6,051,307            6,051,307
                                                                                                               -----------

                                                                                                % of
                                                                                              Net Assets        Value ($)
                                                                                              ----------        ---------

Total Investment Portfolio  (Cost $155,141,596)                                                  94.4          172,645,685
Other Assets and Liabilities, Net                                                                 5.6           10,164,096
                                                                                                               -----------
Net Assets                                                                                      100.0          182,809,781
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                      Maturity    Principal               Acquisition
Security                Coupon          Date       Amount                    Cost($)                   Value($)
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
                        8.0%         2/26/2008    1,630,000      EUR          512,639                   626,715
                     12.125%         2/25/2019      720,000      USD          171,000                   223,200
---------------------------------------------------------------------------------------------------------------------------
Total                                                                         683,639                   849,915
---------------------------------------------------------------------------------------------------------------------------

** These securities are shown at their current rate as of January 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

As of January 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                Unrealized
                                                                                               Appreciation
            Contracts to Deliver                     In Exchange For              Date            (US $)
----------------------------------------------------------------------------------------------------------------
USD                                   426,703 AUD                    560,000   4/28/2005                  4,512
----------------------------------------------------------------------------------------------------------------
EUR                                 2,821,954 CHF                  4,350,000   4/28/2005                  4,258
----------------------------------------------------------------------------------------------------------------
EUR                                49,630,000 USD                 64,778,565   4/28/2005                  2,816
----------------------------------------------------------------------------------------------------------------
USD                                   220,328 SGD                    360,000   4/28/2005                     78
----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                            11,664
----------------------------------------------------------------------------------------------------------------

                                                                                                Unrealized
                                                                                               Depreciation
            Contracts to Deliver                     In Exchange For              Date            (US $)
----------------------------------------------------------------------------------------------------------------
USD                                   177,613 CAD                    220,000   4/28/2005                   (307)
----------------------------------------------------------------------------------------------------------------
USD                                   745,384 CHF                    880,000   4/28/2005                 (1,687)
----------------------------------------------------------------------------------------------------------------
EUR                                 2,821,954 CHF                  4,350,000   4/28/2005                (11,168)
----------------------------------------------------------------------------------------------------------------
GBP                                 1,450,000 USD                  2,698,871   4/28/2005                (18,332)
----------------------------------------------------------------------------------------------------------------
JPY                               725,400,000 USD                  7,035,478   4/28/2005                (11,004)
----------------------------------------------------------------------------------------------------------------
MXN                                22,800,000 USD                  1,991,614   4/28/2005                (14,296)
----------------------------------------------------------------------------------------------------------------
USD                                   286,332 NOK                  1,800,000   4/28/2005                 (2,886)
----------------------------------------------------------------------------------------------------------------
USD                                    83,399 SEK                    580,000   4/28/2005                   (292)
----------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                           (59,972)
----------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
AUD           Australian Dollar          MXN             Mexican Peso
--------------------------------------------------------------------------------
CAD           Canadian Dollar            NOK             Norwegian Krone
--------------------------------------------------------------------------------
CHF           Swiss Franc                SEK             Swedish Krona
--------------------------------------------------------------------------------
EUR           Euro                       SGD             Singapore Dollar
--------------------------------------------------------------------------------
GBP           British Pound              USD             United States Dollar
--------------------------------------------------------------------------------
JPY           Japanese Yen
--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Bond Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Bond Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005